Principal accounting policies - Other long-term investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Principal accounting policies
Impairment losses recognized	$ 3,487	$ 1,034	$ 6,689
Continuing and discontinued operations
Principal accounting policies
Impairment losses recognized			$ 10,805